Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 119	$ 118		$ 124
Depreciation expenses	18	16	18
Brake North America and Asia group [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 122